Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Mar. 31, 2016	Jun. 30, 2016	Sep. 30, 2025	Sep. 30, 2016	Dec. 31, 2016	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025
C000163318
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional
Accumulated Value	$ 10,000	$ 10,032	$ 9,929	$ 10,241		$ 10,840	$ 11,448	$ 11,798	$ 11,843	$ 12,377	$ 13,363	$ 12,912	$ 13,196	$ 13,945	$ 11,669	$ 13,069	$ 13,634	$ 13,707	$ 14,768	$ 10,268	$ 12,009	$ 12,781	$ 15,393	$ 17,496	$ 18,593	$ 18,289	$ 19,531	$ 19,893	$ 17,492	$ 17,086	$ 19,390	$ 19,664	$ 20,109	$ 20,007	$ 21,855	$ 23,607	$ 23,628	$ 25,552	$ 25,043	$ 25,359	$ 25,973	$ 27,236
C000132967
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional
Accumulated Value	10,000	10,596	10,776	11,217		11,661	12,460	12,694	12,825	13,480	14,471	14,350	14,582	15,174	12,992	14,372	14,734	14,938	16,049	11,212	13,249	13,627	16,134	17,929	18,886	18,642	19,684	20,788	18,852	17,865	20,516	20,502	21,047	20,724	22,834	24,678	24,216	26,415	25,777	26,820	27,755	28,772
Morningstar US Market TR Index
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar US Market TR Index
Accumulated Value	10,000	10,633	10,748	11,027		11,496	11,955	12,662	13,051	13,641	14,523	14,434	14,970	16,050	13,789	15,732	16,392	16,603	18,095	14,373	17,533	19,152	21,877	23,192	25,132	25,140	27,517	26,052	21,663	20,670	22,171	23,811	25,833	25,010	28,032	30,902	31,976	33,915	34,785	33,174	36,869	39,853
Morningstar US Market TR Index
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar US Market TR Index
Accumulated Value	10,000	10,633	10,748	11,027		11,496	11,955	12,662	13,051	13,641	14,523	14,434	14,970	16,050	13,789	15,732	16,392	16,603	18,095	14,373	17,533	19,152	21,877	23,192	25,132	25,140	27,517	26,052	21,663	20,670	22,171	23,811	25,833	25,010	28,032	30,902	31,976	33,915	34,785	33,174	36,869	39,853
Morningstar US Large Value TR Index
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar US Large Value TR Index
Accumulated Value	10,000	10,685	11,053	11,535		11,793	12,705	13,024	13,084	13,724	14,623	14,164	14,231	15,219	13,760	15,180	15,651	16,151	17,296	12,955	14,568	14,997	17,189	18,930	19,653	19,405	20,883	21,224	19,493	18,111	20,938	21,088	21,944	21,676	23,414	25,495	25,345	27,544	26,853	28,450	28,704	30,474
Morningstar US Large Value TR Index
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar US Large Value TR Index
Accumulated Value	$ 10,000	$ 10,685	$ 11,053	$ 11,535		$ 11,793	$ 12,705	$ 13,024	$ 13,084	$ 13,724	$ 14,623	$ 14,164	$ 14,231	$ 15,219	$ 13,760	$ 15,180	$ 15,651	$ 16,151	$ 17,296	$ 12,955	$ 14,568	$ 14,997	$ 17,189	$ 18,930	$ 19,653	$ 19,405	$ 20,883	$ 21,224	$ 19,493	$ 18,111	$ 20,938	$ 21,088	$ 21,944	$ 21,676	$ 23,414	$ 25,495	$ 25,345	$ 27,544	$ 26,853	$ 28,450	$ 28,704	$ 30,474